Advances from Psyence Group (Tables)	12 Months Ended
Mar. 31, 2023
Advances from Psyence Group
Schedule of advances from (repayments to) Psyence Group

	March 31,	March 31,
Advances from (repayments to) Psyence Group	2023	2022
Opening balance	5,060,331	7,092,295
Amounts advanced (repaid)	1,551,744	(2,031,964)
Ending Balance	6,612,075	5,060,331